Income Taxes - reconciliation of the difference between the provision (benefit) for income taxes and income taxes at the statutory U.S. federal income tax rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of the difference between the provision (benefit) for income taxes and income taxes at the statutory U.S. federal income tax rate
Income tax at statutory rate	21.00%	21.00%
Convertible notes	(1.80%)	0.30%
Stock compensation	(0.50%)	(0.40%)
Change in valuation allowance	(18.70%)	(20.90%)
Income tax provision	0.00%	0.00%